Investment and Fair Value Measurement (Details) - Schedule of assets and liabilities carried at fair value measured on a recurring basis - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Total assets at fair value	$ 313,815	$ 28,389,233
Common Stocks [Member]
Current Assets
Total assets at fair value	236,615	28,384,944
Common Stocks One [Member]
Current Assets
Total assets at fair value	77,200
Warrants [Member]
Current Assets
Total assets at fair value		4,289
Level 1 [Member]
Current Assets
Total assets at fair value	23,527	66,062
Level 1 [Member] | Common Stocks [Member]
Current Assets
Total assets at fair value	23,527	66,062
Level 1 [Member] | Warrants [Member]
Current Assets
Total assets at fair value
Level 2 [Member]
Current Assets
Total assets at fair value	213,088	28,318,882
Level 2 [Member] | Common Stocks [Member]
Current Assets
Total assets at fair value	213,088	28,318,882
Level 2 [Member] | Warrants [Member]
Current Assets
Total assets at fair value
Level 3 [Member]
Current Assets
Total assets at fair value	77,200	4,289
Level 3 [Member] | Common Stocks [Member]
Current Assets
Total assets at fair value
Level 3 [Member] | Common Stocks One [Member]
Current Assets
Total assets at fair value	$ 77,200
Level 3 [Member] | Warrants [Member]
Current Assets
Total assets at fair value		$ 4,289